REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Line	Dec. 30, 2016 USD ($)
Revenue from Contract with Customer [Abstract]
Number of primary sources of revenues generated | Line	4
Contract with customer, asset	$ 0	$ 0
Contract with customer, liability, revenue recognized	$ 107,000,000